Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available for Benefits Per the Financial Statements to From 5500 (Detail) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 3,585,204,772	$ 3,219,775,473	$ 2,984,603,447
Amounts allocated to deemed distributions of notes receivable from Participants	(2,325,616)	(2,180,524)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(8,093,432)	(16,016,470)
Net assets available for benefits per the Form 5500	$ 3,574,785,724	$ 3,201,578,479